SELECTED STATEMENTS OF PROFIT OR LOSS DATA (Narrative) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 CAD ($) shares
Disclosure of operating segments [line items]
Tax liabilities	$ 6,280
Tax indemnification asset	2,224
Impairment of the indemnification asset	$ 3,818
Canada Revenue Agency ("CRA") [Member]
Disclosure of operating segments [line items]
Common shares withheld to cover the tax liabilities | shares	927,463
Trichome [Member] | Canada Revenue Agency ("CRA") [Member]
Disclosure of operating segments [line items]
Tax liabilities	$ 8,131
Trichome [Member] | Canada Revenue Agency ("CRA") [Member] | Chairman of the board of directors [Member]
Disclosure of operating segments [line items]
Cash transferred	$ 3,250